Financial result (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Finance Income Expense Explanatory [Abstract]
Summary of financial income and financial expenses
Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands)		(Euros in thousands)
Change in fair value of liabilities for warrants	(648)	(13,105)	395	(5,708)

Interest income	6,366	2,744	12,659	4,999
Foreign currency gains	2,763	1,210	7,851	1,749
Gain on other financial instruments	536	—	70	—

Other financial income	9,665	3,954	20,580	6,748

Interest expenses	(226)	(206)	(420)	(401)
Foreign currency losses	(79)	(805)	(95)	(4,119)
Losses on financial instruments	—	(133)	—	(133)

Other financial expenses	(305)	(1,144)	(515)	(4,653)
Financial result	8,712	(10,295)	20,460	(3,613)